CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands		Ordinary Shares IPO CNY (¥) shares	Ordinary Shares Follow on offering CNY (¥) shares	Ordinary Shares Redeemable Convertible Preferred Stock CNY (¥) shares		Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Treasury shares CNY (¥)	Treasury shares USD ($)	Additional Paid-in Capital IPO CNY (¥)	Additional Paid-in Capital Follow on offering CNY (¥)	Additional Paid-in Capital Redeemable Convertible Preferred Stock CNY (¥)	Additional Paid-in Capital CNY (¥) shares	Additional Paid-in Capital USD ($) shares	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated deficit Adjustment CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Statutory Reserve Funds CNY (¥)	Statutory Reserve Funds USD ($)	Total Kingsoft Cloud Holdings Limited shareholders (deficit) equity IPO CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders (deficit) equity Follow on offering CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders (deficit) equity Redeemable Convertible Preferred Stock CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders (deficit) equity Adjustment CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders (deficit) equity CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders (deficit) equity USD ($)	Non-Controlling Interests CNY (¥)	Non-Controlling Interests USD ($)	Series A Convertible Preferred Shares CNY (¥) shares	IPO CNY (¥)	Follow on offering CNY (¥)	Redeemable Convertible Preferred Stock CNY (¥)	Adjustment CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019						¥ 5,558									¥ 91,746		¥ 484,348			¥ (4,902,097)								¥ (4,197,259)				¥ 123,186					¥ (4,197,259)
Balance (In shares) at Dec. 31, 2019 | shares						894,711,200	[1]	894,711,200	[1]																							458,116,000
Net (loss) profit for the year																				(962,259)								(962,259)		¥ 61							(962,198)
Accretion to redemption value of redeemable convertible preferred shares															(19,768)													(19,768)									(19,768)
Other comprehensive loss																	(552,788)											(552,788)									(552,788)
Share-based compensation															330,114													330,114									330,114
Exercise and vesting of share-based awards						¥ 517									22,390													22,907									22,907
Exercise and vesting of share-based awards (In shares) | shares	[1]					76,883,116		76,883,116
Repurchase of ordinary shares						¥ (38)									(26,662)													(26,700)									(26,700)
Repurchase of ordinary shares (In shares) | shares	[1]					(5,475,254)		(5,475,254)
Issuance of ordinary shares		¥ 3,663	¥ 945									¥ 3,871,731	¥ 1,880,288											¥ 3,875,394	¥ 1,881,233								¥ 3,875,394	¥ 1,881,233
Issuance of ordinary shares (In shares) | shares	[1]	517,500,000	138,750,000
Conversion of Series A, Series B convertible preferred shares and Series C, Series D and Series D+ redeemable convertible preferred shares into ordinary shares				¥ 8,913		¥ 3,243								¥ 7,880,202	119,943											¥ 7,889,115						¥ (123,186)			¥ 7,889,115
Conversion of Series A, Series B convertible preferred shares and Series C, Series D and Series D+ redeemable convertible preferred shares into ordinary shares (In shares) | shares				1,259,133,571	[1]	458,116,000	[1]	458,116,000	[1]																							(458,116,000)
Balance at Dec. 31, 2020						¥ 22,801									¥ 14,149,984		(68,440)		¥ (5,684)	(5,864,356)							¥ (5,684)	8,239,989		61						¥ (5,684)	8,240,050
Balance (In shares) at Dec. 31, 2020 | shares	[1]					3,339,618,633		3,339,618,633
Net (loss) profit for the year																				(1,588,712)								(1,588,712)		(3,044)							(1,591,756)
Appropriation to statutory reserves																				7,723		¥ (7,723)
Business acquisition						¥ 1,598																						3,617,083		891,590							4,508,673
Business acquisition (In shares) | shares						247,475,446	[1]	247,475,446	[1]						3,615,485,000	3,615,485,000
Other comprehensive loss																	(139,442)											(139,442)		(133)							(139,575)
Share-based compensation															¥ 434,350													434,350									434,350
Exercise and vesting of share-based awards						¥ 383									45,982													46,365									46,365
Exercise and vesting of share-based awards (In shares) | shares	[1]			59,287,761
Balance at Dec. 31, 2021						¥ 24,782		$ 3,889							18,245,801	$ 2,863,164	(207,882)	$ (32,621)		(7,451,029)	$ (1,169,229)	(7,723)	$ (1,212)					10,603,949	$ 1,663,991	888,474	$ 139,421						11,492,423	$ 1,803,412
Balance (In shares) at Dec. 31, 2021 | shares	[1]					3,646,381,840		3,646,381,840
Net (loss) profit for the year																				(2,658,184)								(2,658,184)		(30,204)							(2,688,388)	(389,779,000)
Appropriation to statutory reserves																				6,977		(6,977)
Other comprehensive loss																	660,956											660,956		(259)							660,697
Capital contribution from non-controlling interests																														2,143							2,143
Disposal of a subsidiary																														(9,136)							(9,136)
Share-based compensation															392,291													392,291		(68,539)							323,752
Exercise and vesting of share-based awards						¥ 280									10,113													10,393									10,393
Exercise and vesting of share-based awards (In shares) | shares	[1]					45,933,211		45,933,211
Repurchase of ordinary shares										¥ (208,385)																		(208,385)									(208,385)
Repurchase of ordinary shares (In shares) | shares	[1]					(183,901,110)		(183,901,110)
Balance at Dec. 31, 2022						¥ 25,062		$ 3,634,000		¥ (208,385)	$ (30,213,000)				¥ 18,648,205	$ 2,703,736,000	¥ 453,074	$ 65,690,000		¥ (10,102,236)	$ (1,464,687,000)	¥ (14,700)	$ (2,131,000)					¥ 8,801,020	$ 1,276,029,000	¥ 782,479	$ 113,449,000						¥ 9,583,499	$ 1,389,478,000
Balance (In shares) at Dec. 31, 2022 | shares	[1]					3,508,413,941		3,508,413,941

[1]	As of December 31, 2020, 2021 and 2022, 206,506,322, 158,902,970 and 112,969,750 ordinary shares, respectively, were issued in relation to the share awards. These shares are legally issued but not outstanding.